FIXED ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
FIXED ASSETS

Fixed assets consist of the following:

	September 30, 2015	December 31, 2014
Furniture and fixtures	$884,232	$788,735
Donation bins	604,960	631,047
Capitalized equipment leases	199,390	179,762
	1,688,582	1,599,524
Less accumulated depreciation and amortization	(683,612)	(470,393)
Property and equipment, net	$1,004,970	$1,129,151

Fixed assets are recorded on the basis of cost and depreciated using a straight-line method over the estimated useful lives of fixed assets. Leasehold improvements are amortized over the estimated useful life of the assets. Expenditures which significantly improve or extend the life of an asset are capitalized and depreciated over the asset’s remaining useful life. The Company expenses maintenance and repair costs as incurred.

Depreciation expense for the three months ended September 30, 2015 and 2014 was $77,915 and $72,260, respectively.

Depreciation expense for the nine months ended September 30, 2015 and 2014 was $232,525 and $165,088, respectively.

Fixed assets consist of the following:

	December 31,
	2014	2013
Furniture and fixtures	$788,735	$467,635
Donation bins	631,047	505,344
Capitalized equipment leases	179,762	119,022
	1,599,524	1,092,001
Less accumulated depreciation and amortization	(470,393)	(233,258)
Property and equipment, net	$1,129,151	$858,743

Fixed assets are recorded on the basis of cost and depreciated using a straight-line method over the estimated useful lives of fixed assets. Leasehold improvements are amortized over the estimated useful life of the assets. Expenditures which significantly improve or extend the life of an asset are capitalized and depreciated over the asset's remaining useful life. The Company expenses maintenance and repair costs as incurred.

Depreciation expense for the years ended December 31, 2014 and 2013 was $242,211 and $177,746, respectively.